PAYMENTS MADE UNDER PROTEST - Summary of payments made under protest (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Other assets details [abstract]
Balance at the beginning of the year	R 45.6	R 39.7
Payments made under protest	6.6	12.7
Discount on initial payment made under protest and change in estimate	(3.3)	(14.0)	R (19.0)
Unwinding	7.8	7.2	5.7
Balance at the end of the year	R 56.7	R 45.6	R 39.7